FINANCIAL ASSETS AND LIABILITIES - Summary of Managers’ and Directors' Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AND LIABILITIES
Short-term benefits to officers and directors	R$ 160,020	R$ 177,405	R$ 102,250
Share-based compensation	77,210	68,209	15,441
Long-term benefits to officers and directors	26,563	5,863
Post-employment benefits	2,039	750	1,045
Officers' and directors' compensation	R$ 265,832	R$ 252,227	R$ 118,736